Schedule of Investments (unaudited)
July 31, 2023
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.2%
Huntington Ingalls Industries, Inc.	2,465	$ 566,137
L3Harris Technologies, Inc.	23,802	4,510,241
Textron, Inc.	17,016	1,323,334
		6,399,712
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.(a)	10,054	1,007,210
Expeditors International of Washington, Inc.(a)	11,511	1,465,350
		2,472,560
Automobile Components — 0.3%
BorgWarner, Inc.	17,678	822,027
Lear Corp.	4,675	723,503
		1,545,530
Automobiles — 0.4%
Rivian Automotive, Inc., Class A(b)	70,406	1,946,022
Banks — 2.8%
Citizens Financial Group, Inc.	60,874	1,963,795
East West Bancorp, Inc.	17,772	1,105,596
Fifth Third Bancorp	85,533	2,489,010
First Horizon Corp.	67,629	921,783
Huntington Bancshares, Inc.	181,462	2,221,095
KeyCorp	117,906	1,451,423
M&T Bank Corp.	20,839	2,914,543
Regions Financial Corp.	117,920	2,402,031
		15,469,276
Beverages — 0.3%
Molson Coors Beverage Co., Class B	23,616	1,647,688
Biotechnology — 0.6%
Horizon Therapeutics PLC(b)	14,679	1,471,863
Karuna Therapeutics, Inc.(b)	1,731	345,802
United Therapeutics Corp.(b)	5,901	1,432,291
		3,249,956
Broadline Retail — 0.4%
Coupang, Inc., Class A(a)(b)	41,826	759,142
eBay, Inc.	37,968	1,689,956
		2,449,098
Building Products — 2.5%
A O Smith Corp.	7,016	509,572
Allegion PLC	4,280	500,161
Builders FirstSource, Inc.(b)	7,430	1,073,115
Carlisle Cos., Inc.	2,252	624,254
Carrier Global Corp.	66,569	3,964,184
Fortune Brands Innovations, Inc.	15,905	1,130,368
Lennox International, Inc.	2,141	786,689
Masco Corp.	28,312	1,717,972
Owens Corning	11,341	1,587,627
Trane Technologies PLC	9,425	1,879,722
		13,773,664
Capital Markets — 4.3%
Ameriprise Financial, Inc.	7,758	2,703,275
Bank of New York Mellon Corp.	90,221	4,092,424
Carlyle Group, Inc.	27,306	973,459
Coinbase Global, Inc., Class A(a)(b)	20,937	2,064,598
Franklin Resources, Inc.	35,868	1,048,780
Invesco Ltd.	57,563	967,058
Nasdaq, Inc.	25,604	1,292,746
Northern Trust Corp.	26,190	2,098,343
Raymond James Financial, Inc.	10,924	1,202,405
Security	Shares	Value
Capital Markets (continued)
SEI Investments Co.	6,283	$ 395,766
State Street Corp.	41,995	3,042,118
T Rowe Price Group, Inc.	28,214	3,477,658
		23,358,630
Chemicals — 4.7%
Albemarle Corp.	6,913	1,467,492
Celanese Corp., Class A	12,596	1,579,412
CF Industries Holdings, Inc.	24,511	2,011,863
Dow, Inc.	88,864	5,018,150
DuPont de Nemours, Inc.	31,765	2,465,917
Eastman Chemical Co.	14,948	1,279,250
FMC Corp.	9,395	904,081
International Flavors & Fragrances, Inc.	32,049	2,711,666
LyondellBasell Industries NV, Class A	31,876	3,151,261
Mosaic Co.	41,783	1,703,075
Olin Corp.	9,043	521,600
PPG Industries, Inc.	11,353	1,633,697
RPM International, Inc.	7,899	816,046
Westlake Corp.	1,847	253,962
		25,517,472
Communications Equipment — 0.3%
F5, Inc.(b)	5,055	799,903
Juniper Networks, Inc.	40,499	1,125,872
		1,925,775
Construction & Engineering — 0.5%
AECOM	8,625	750,375
EMCOR Group, Inc.	2,543	546,847
Quanta Services, Inc.	6,381	1,286,537
		2,583,759
Consumer Finance — 1.8%
Ally Financial, Inc.	37,761	1,153,221
Capital One Financial Corp.	47,969	5,613,332
Discover Financial Services	12,402	1,309,031
Synchrony Financial	53,883	1,861,119
		9,936,703
Consumer Staples Distribution & Retail — 1.6%
Albertsons Cos., Inc., Class A	25,337	550,573
BJ’s Wholesale Club Holdings, Inc.(b)	8,469	561,579
Casey’s General Stores, Inc.	1,727	436,344
Kroger Co.	82,048	3,990,815
U.S. Foods Holding Corp.(b)	10,496	448,494
Walgreens Boots Alliance, Inc.	89,971	2,696,431
		8,684,236
Containers & Packaging — 1.7%
Amcor PLC	184,463	1,892,590
Avery Dennison Corp.	5,881	1,082,163
Ball Corp.	21,842	1,281,907
Crown Holdings, Inc.	9,957	923,611
International Paper Co.	43,683	1,575,209
Packaging Corp. of America	11,314	1,735,002
Westrock Co.	32,179	1,071,239
		9,561,721
Distributors — 0.6%
Genuine Parts Co.	9,362	1,457,850
LKQ Corp.	22,162	1,214,256
Pool Corp.	1,955	752,167
		3,424,273
Diversified Consumer Services — 0.1%
Service Corp. International	11,529	768,408

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified REITs — 0.3%
WP Carey, Inc.	26,892	$ 1,816,017
Electric Utilities — 6.3%
Alliant Energy Corp.	31,612	1,698,829
Avangrid, Inc.	8,835	327,602
Edison International	48,116	3,462,427
Entergy Corp.	26,565	2,728,225
Evergy, Inc.	28,882	1,732,054
Eversource Energy	43,827	3,170,007
Exelon Corp.	124,954	5,230,574
FirstEnergy Corp.	68,371	2,693,134
NRG Energy, Inc.	19,803	752,316
OGE Energy Corp.	25,306	914,812
PG&E Corp.(b)	203,101	3,576,609
Pinnacle West Capital Corp.	14,210	1,176,872
PPL Corp.	92,602	2,549,333
Xcel Energy, Inc.	69,145	4,337,466
		34,350,260
Electrical Equipment — 0.2%
Regal Rexnord Corp.	8,314	1,298,481
Electronic Equipment, Instruments & Components — 2.3%
Corning, Inc.	96,126	3,262,516
Flex Ltd.(b)	37,008	1,012,539
Jabil, Inc.	7,023	777,235
Keysight Technologies, Inc.(b)	8,890	1,432,001
TD SYNNEX Corp.	5,243	517,537
TE Connectivity Ltd.	19,130	2,744,964
Teledyne Technologies, Inc.(b)	2,533	974,015
Trimble, Inc.(b)	16,716	899,321
Zebra Technologies Corp., Class A(b)	2,749	846,582
		12,466,710
Energy Equipment & Services — 0.6%
Baker Hughes Co., Class A	53,363	1,909,862
Halliburton Co.	40,412	1,579,301
		3,489,163
Entertainment — 1.0%
Electronic Arts, Inc.	18,298	2,494,932
Liberty Media Corp. - Liberty Formula One, Class A(b)	950	61,066
Liberty Media Corp. - Liberty Formula One, Class C, NVS(b)	8,312	603,451
Warner Bros Discovery, Inc., Class A(a)(b)	164,698	2,152,603
		5,312,052
Financial Services — 2.6%
Apollo Global Management, Inc.	54,178	4,426,884
Equitable Holdings, Inc.	41,605	1,193,647
Fidelity National Information Services, Inc.	74,431	4,494,144
FleetCor Technologies, Inc.(a)(b)	4,012	998,627
Global Payments, Inc.	21,947	2,419,657
WEX, Inc.(b)	2,485	470,535
		14,003,494
Food Products — 2.6%
Bunge Ltd.	18,932	2,057,340
Campbell Soup Co.	25,291	1,158,834
Conagra Brands, Inc.	59,941	1,966,664
Darling Ingredients, Inc.(b)	7,019	486,066
Hormel Foods Corp.	24,843	1,015,582
J M Smucker Co.	13,404	2,019,312
Kellogg Co.	32,303	2,160,748
Security	Shares	Value
Food Products (continued)
McCormick & Co., Inc., NVS	12,839	$ 1,148,834
Tyson Foods, Inc., Class A	35,903	2,000,515
		14,013,895
Gas Utilities — 0.3%
Atmos Energy Corp.	11,812	1,437,639
Ground Transportation — 0.4%
Avis Budget Group, Inc.(b)	3,006	662,192
Knight-Swift Transportation Holdings, Inc.	13,926	846,004
U-Haul Holding Co.	921	56,052
U-Haul Holding Co., NVS	11,127	636,576
		2,200,824
Health Care Equipment & Supplies — 2.4%
Baxter International, Inc.	63,553	2,874,502
Cooper Cos., Inc.	2,012	787,215
DENTSPLY SIRONA, Inc.	26,673	1,107,463
GE HealthCare Technologies, Inc.	30,518	2,380,404
Hologic, Inc.(b)	20,003	1,588,638
Teleflex, Inc.	3,055	767,324
Zimmer Biomet Holdings, Inc.	26,204	3,620,083
		13,125,629
Health Care Providers & Services — 3.7%
AmerisourceBergen Corp.	20,350	3,803,415
Cardinal Health, Inc.	31,987	2,925,851
Centene Corp.(b)	68,945	4,694,465
Chemed Corp.	722	376,227
DaVita, Inc.(b)	6,964	710,258
Henry Schein, Inc.(a)(b)	16,498	1,299,877
Laboratory Corp. of America Holdings	11,132	2,381,469
Molina Healthcare, Inc.(b)	3,149	958,839
Quest Diagnostics, Inc.	14,080	1,903,757
Universal Health Services, Inc., Class B	7,896	1,097,228
		20,151,386
Health Care REITs — 1.2%
Healthcare Realty Trust, Inc.	47,847	934,452
Healthpeak Properties, Inc.	38,905	849,296
Ventas, Inc.	50,261	2,438,664
Welltower, Inc.	26,299	2,160,463
		6,382,875
Hotels, Restaurants & Leisure — 1.5%
Aramark	18,943	764,729
Carnival Corp.(b)	126,192	2,377,457
Darden Restaurants, Inc.	7,305	1,233,961
Domino’s Pizza, Inc.	1,872	742,697
Expedia Group, Inc.(b)	17,924	2,196,228
Royal Caribbean Cruises Ltd.(b)	9,902	1,080,407
		8,395,479
Household Durables — 3.1%
DR Horton, Inc.	38,994	4,953,018
Garmin Ltd.	19,233	2,036,582
Lennar Corp., Class A	31,883	4,043,721
Lennar Corp., Class B	1,828	210,055
NVR, Inc.(b)	383	2,415,367
PulteGroup, Inc.	28,054	2,367,477
Whirlpool Corp.	6,877	992,076
		17,018,296
Household Products — 0.3%
Church & Dwight Co., Inc.	10,908	1,043,568
Clorox Co.	5,255	796,028
		1,839,596

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.	84,156	$ 1,820,294
Vistra Corp.	29,373	824,207
		2,644,501
Industrial REITs — 0.1%
Americold Realty Trust, Inc.	17,601	570,624
Insurance — 6.5%
Allstate Corp.	33,024	3,721,144
American Financial Group, Inc.	5,924	720,418
American International Group, Inc.	90,929	5,481,200
Arch Capital Group Ltd.(b)	21,968	1,706,694
Cincinnati Financial Corp.	11,184	1,203,175
Everest Group Ltd.	5,391	1,943,509
Fidelity National Financial, Inc., Class A	34,197	1,339,497
Globe Life, Inc.	11,150	1,250,696
Hartford Financial Services Group, Inc.	38,977	2,801,667
Loews Corp.	23,805	1,491,383
Markel Group, Inc.(a)(b)	914	1,325,035
Old Republic International Corp.	34,220	943,445
Principal Financial Group, Inc.	28,375	2,266,311
Prudential Financial, Inc.	45,857	4,424,742
Reinsurance Group of America, Inc.	8,349	1,171,782
RenaissanceRe Holdings Ltd.	3,162	590,535
Unum Group	23,363	1,135,675
W. R. Berkley Corp.	13,656	842,439
Willis Towers Watson PLC	6,456	1,364,346
		35,723,693
IT Services — 1.0%
Akamai Technologies, Inc.(b)	12,766	1,206,387
Cognizant Technology Solutions Corp., Class A	63,757	4,209,875
		5,416,262
Leisure Products — 0.2%
Hasbro, Inc.	16,360	1,056,202
Life Sciences Tools & Services — 1.5%
Avantor, Inc.(a)(b)	58,340	1,200,054
Illumina, Inc.(a)(b)	9,919	1,905,936
IQVIA Holdings, Inc.(b)	10,231	2,289,289
Revvity, Inc.	15,770	1,938,921
Waters Corp.(b)	2,525	697,430
		8,031,630
Machinery — 4.1%
AGCO Corp.	7,802	1,038,446
Cummins, Inc.	10,136	2,643,469
Dover Corp.	6,946	1,013,908
Fortive Corp.	20,317	1,591,837
Middleby Corp.(b)	3,379	513,101
Otis Worldwide Corp.	24,417	2,220,970
PACCAR, Inc.	65,655	5,654,865
Parker-Hannifin Corp.	5,158	2,114,832
Pentair PLC	11,584	805,088
Snap-on, Inc.	6,654	1,812,816
Stanley Black & Decker, Inc.	19,257	1,911,642
Westinghouse Air Brake Technologies Corp.	10,525	1,246,581
		22,567,555
Media — 1.7%
Fox Corp., Class A, NVS	33,917	1,134,524
Fox Corp., Class B	17,232	541,257
Interpublic Group of Cos., Inc.	48,530	1,661,182
Liberty Media Corp. - Liberty SiriusXM, Class A(a)(b)	9,312	295,190
Security	Shares	Value
Media (continued)
Liberty Media Corp. - Liberty SiriusXM, Class C, NVS(b)	19,281	$ 613,714
News Corp., Class A, NVS	47,861	948,605
News Corp., Class B	14,670	295,014
Omnicom Group, Inc.	25,069	2,121,339
Paramount Global, Class A(a)	1,119	21,552
Paramount Global, Class B, NVS	63,653	1,020,358
Sirius XM Holdings, Inc.(a)	88,154	449,585
		9,102,320
Metals & Mining — 2.8%
Cleveland-Cliffs, Inc.(b)	64,657	1,141,196
Newmont Corp.	99,845	4,285,347
Nucor Corp.	31,563	5,431,677
Reliance Steel & Aluminum Co.	7,391	2,164,528
Steel Dynamics, Inc.	20,182	2,150,998
		15,173,746
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Annaly Capital Management, Inc.	62,223	1,250,060
Multi-Utilities — 3.7%
Ameren Corp.	16,647	1,426,148
CenterPoint Energy, Inc.	47,615	1,432,735
CMS Energy Corp.	22,640	1,382,625
Consolidated Edison, Inc.	43,538	4,130,015
DTE Energy Co.	25,895	2,959,798
NiSource, Inc.	51,976	1,447,012
Public Service Enterprise Group, Inc.	62,688	3,956,867
WEC Energy Group, Inc.	39,630	3,561,152
		20,296,352
Office REITs — 0.5%
Alexandria Real Estate Equities, Inc.	10,917	1,372,049
Boston Properties, Inc.	17,923	1,194,209
		2,566,258
Oil, Gas & Consumable Fuels — 5.3%
APA Corp.	38,856	1,573,279
Cheniere Energy, Inc.	13,536	2,190,937
Chesapeake Energy Corp.	13,506	1,139,096
Coterra Energy, Inc.	42,150	1,160,811
Devon Energy Corp.	42,270	2,282,580
Diamondback Energy, Inc.	12,940	1,906,321
EQT Corp.	18,331	773,201
HF Sinclair Corp.	16,208	844,275
Kinder Morgan, Inc.	247,788	4,388,325
Marathon Oil Corp.	51,635	1,356,451
ONEOK, Inc.	56,215	3,768,654
Ovintiv, Inc.	19,031	877,139
Targa Resources Corp.	16,914	1,386,779
Williams Cos., Inc.	153,048	5,272,504
		28,920,352
Passenger Airlines — 1.0%
American Airlines Group, Inc.(a)(b)	40,803	683,450
Delta Air Lines, Inc.	42,942	1,986,497
Southwest Airlines Co.	42,983	1,468,299
United Airlines Holdings, Inc.(b)	23,344	1,267,813
		5,406,059
Personal Care Products — 0.1%
Coty, Inc., Class A(b)	28,883	347,751
Pharmaceuticals — 0.9%
Catalent, Inc.(b)	15,978	775,253
Jazz Pharmaceuticals PLC(b)	8,041	1,048,707

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Royalty Pharma PLC, Class A	47,377	$ 1,486,690
Viatris, Inc.	150,842	1,588,366
		4,899,016
Professional Services — 1.4%
Booz Allen Hamilton Holding Corp., Class A	9,231	1,117,689
Genpact Ltd.	12,758	460,436
Jacobs Solutions, Inc.	8,961	1,123,799
KBR, Inc.	6,577	404,420
Leidos Holdings, Inc.	17,254	1,613,767
Robert Half, Inc.	7,292	540,702
SS&C Technologies Holdings, Inc.	27,259	1,587,837
TransUnion	10,145	808,455
		7,657,105
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A(b)	25,961	2,162,811
Residential REITs — 1.2%
American Homes 4 Rent, Class A	15,906	596,157
AvalonBay Communities, Inc.	7,789	1,469,395
Equity LifeStyle Properties, Inc.	8,500	605,030
Equity Residential	20,654	1,361,925
Essex Property Trust, Inc.	4,598	1,119,843
Mid-America Apartment Communities, Inc.	6,572	983,565
UDR, Inc.	13,214	540,188
		6,676,103
Retail REITs — 2.1%
Federal Realty Investment Trust	4,051	411,257
Kimco Realty Corp.	77,969	1,579,652
NNN REIT, Inc.	22,868	976,006
Realty Income Corp.	43,468	2,650,244
Regency Centers Corp.	12,372	810,737
Simon Property Group, Inc.	41,081	5,118,693
		11,546,589
Semiconductors & Semiconductor Equipment — 2.6%
Microchip Technology, Inc.	35,649	3,348,867
NXP Semiconductors NV	18,553	4,136,948
ON Semiconductor Corp.(b)	28,144	3,032,516
Qorvo, Inc.(b)	12,582	1,384,271
Skyworks Solutions, Inc.	12,832	1,467,596
Teradyne, Inc.	10,170	1,148,600
		14,518,798
Software — 0.4%
Black Knight, Inc.(b)	9,636	677,604
Gen Digital, Inc.	71,625	1,393,106
		2,070,710
Specialized REITs — 2.7%
CubeSmart	11,323	490,965
Digital Realty Trust, Inc.	20,465	2,550,348
Extra Space Storage, Inc.	11,764	1,641,902
Gaming & Leisure Properties, Inc.	22,829	1,083,464
Iron Mountain, Inc.	15,012	921,737
Lamar Advertising Co., Class A	7,567	746,863
VICI Properties, Inc.	126,169	3,971,800
Weyerhaeuser Co.	92,003	3,133,622
		14,540,701
Security	Shares	Value
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	7,499	$ 557,851
Bath & Body Works, Inc.	28,734	1,064,882
Best Buy Co., Inc.	24,462	2,031,569
CarMax, Inc.(a)(b)	9,158	756,542
Dick’s Sporting Goods, Inc.	7,721	1,088,661
Penske Automotive Group, Inc.(a)	3,047	491,847
Williams-Sonoma, Inc.	8,245	1,143,087
		7,134,439
Technology Hardware, Storage & Peripherals — 2.3%
Dell Technologies, Inc., Class C	32,195	1,703,759
Hewlett Packard Enterprise Co.	162,808	2,829,603
HP, Inc.	108,914	3,575,647
NetApp, Inc.	14,486	1,130,053
Seagate Technology Holdings PLC	24,143	1,533,080
Western Digital Corp.(b)	40,248	1,712,955
		12,485,097
Textiles, Apparel & Luxury Goods — 0.4%
Tapestry, Inc.	29,198	1,259,893
VF Corp.	41,533	822,769
		2,082,662
Trading Companies & Distributors — 1.1%
Ferguson PLC	25,764	4,163,978
United Rentals, Inc.	3,908	1,815,969
		5,979,947
Water Utilities — 0.4%
American Water Works Co., Inc.	11,586	1,708,124
Essential Utilities, Inc.	13,921	588,719
		2,296,843
Total Long-Term Investments — 99.7% (Cost: $485,468,045)		545,140,465
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(c)(d)(e)	8,867,313	8,869,087
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(c)(d)	1,167,909	1,167,909
Total Short-Term Securities — 1.8% (Cost: $10,032,802)		10,036,996
Total Investments — 101.5% (Cost: $495,500,847)		555,177,461
Liabilities in Excess of Other Assets — (1.5)%		(8,356,260)
Net Assets — 100.0%		$ 546,821,201
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Mid-Cap Value ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 11,874,694	$ —	$ (3,005,091)(a)	$ 835	$ (1,351)	$ 8,869,087	8,867,313	$ 36,176(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	872,368	295,541(a)	—	—	—	1,167,909	1,167,909	14,208	—
				$ 835	$ (1,351)	$ 10,036,996		$ 50,384	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index	11	09/15/23	$ 748	$ 1,991
S&P Mid 400 E-Mini Index	3	09/15/23	823	39,129
				$ 41,120
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Mid-Cap Value ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 545,140,465	$ —	$ —	$ 545,140,465
Short-Term Securities
Money Market Funds	10,036,996	—	—	10,036,996
	$ 555,177,461	$ —	$ —	$ 555,177,461
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 41,120	$ —	$ —	$ 41,120
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s